Schedule of cost of revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	$ 6,486,513	$ 6,300,197
Medical Services Specialty Care [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	2,995,778	46,849
Medical Services Specialty Care Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	491,499	2,349,702
Medical Services General Practices [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	45,549	427,908
Medical Services Sub Total [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	3,532,826	2,824,459
Product Sales [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	59,391	167,202
Property Management Services Common Area Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	2,210,703	2,461,981
Property Management Services Security Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	683,593	846,555
Product Mangement Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total cost of revenues	$ 2,894,296	$ 3,308,536